Stock Based Compensation	12 Months Ended
Dec. 31, 2014
Stock Based Compensation [Abstract]
Stock Based Compensation
Note 14.	Stock Based Compensation

The Company has two share-based compensation plans, which are described below. No compensation cost has been charged against income during the years ended December 31, 2014 and 2013, as the vesting period ended in 2012.

The Company’s qualified incentive stock option plan which expired on June 1, 2007 reserved shares for purchase by eligible employees. Options granted under this plan vest at the rate of 20% per year, expire not more than ten years from the date of grant, and are exercisable at not less than the fair market value of the stock at the date of the grant.

The Company’s non-qualified stock option plan, which expired on June 1, 2007, reserved shares for purchase by non-employee directors. Options granted under this plan were exercisable after six months from the date of the grant at not less than the fair market value of the stock at the date of the grant. The life of such options shall not extend more than ten years from the date of the grant.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The risk-free interest rate is based on the U.S. Treasury rate for the expected life at the time of grant. Volatility is based on the volatilities of our trading history. The expected life is based on the average life of the options of ten years and the weighted average graded vesting period of five years, and forfeitures are considered immaterial based on the historical data of the Company.

A summary of option activity under the stock option plans during the years ended December 31, 2014 and 2013 is presented below:

	Options Outstanding	Weighted Average Exercise Price
Balance at December 31, 2012	41,190	$12.06

Exercised	-	-
Authorized	-	-
Forfeited	-	-
Granted	-	-
Expired	-	-
Balance at December 31, 2013	41,190	12.06

Exercised	(19,003)	12.06
Authorized	-	-
Forfeited	-	-
Granted	-	-
Expired	-	-
Balance at December 31, 2014	22,187	$12.06

The following table sets forth the exercise prices, the number of options outstanding and the number of options exercisable at December 31, 2014:

Exercise Price	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (Years)	Number of Options Exercisable	Weighted Average Exercise Price
$12.06	22,187	$12.06	2.4	22,187	$12.06
Total/Average	22,187	12.06	2.4	22,187	12.06

As of December 31, 2014, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. The intrinsic value of option exercisable at December 31, 2014, was $48,368.